Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,103,737	¥ 2,360,602
Less accumulated depreciation	1,121,532	1,123,954
Premises and equipment-net	982,205	1,236,648
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	409,271	403,184
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	760,974	747,998
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	615,540	929,939
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	282,179	251,875
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 35,773	¥ 27,606